Financial Assets Measured at Amortized Cost - Schedule of Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 31,942,332	R$ 24,068,242
Percentage of Gross Exposure	100.00%	100.00%
Credit Loss Allowance (in Brazil Real)	R$ 4,450,061	R$ 3,155,386
Percentage of Credit Loss Allowance	100.00%	100.00%
Credit card [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 8,975,476	R$ 6,794,451
Percentage of Gross Exposure	100.00%	100.00%
Credit Loss Allowance (in Brazil Real)	R$ (797,552)	R$ (372,500)
Percentage of Credit Loss Allowance	100.00%	100.00%
Coverage Ratio (%)	8.89%	5.48%
Credit card [Member] | PD 5% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 4,579,043	R$ 4,021,475
Percentage of Gross Exposure	51.02%	59.19%
Credit Loss Allowance (in Brazil Real)	R$ (46,814)	R$ (39,358)
Percentage of Credit Loss Allowance	5.87%	10.57%
Coverage Ratio (%)	1.02%	0.98%
Credit card [Member] | PD 5% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 4,578,849	R$ 4,021,410
Percentage of Gross Exposure	51.02%	59.19%
Credit Loss Allowance (in Brazil Real)	R$ (46,812)	R$ (39,357)
Percentage of Credit Loss Allowance	5.87%	10.57%
Coverage Ratio (%)	1.02%	0.98%
Credit card [Member] | PD 5% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 194	R$ 65
Percentage of Gross Exposure	0.00%	0.00%
Credit Loss Allowance (in Brazil Real)	R$ (2)	R$ (1)
Percentage of Credit Loss Allowance	0.00%	0.00%
Coverage Ratio (%)	1.03%	1.54%
Credit card [Member] | 5% = PD = 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 2,623,818	R$ 1,744,158
Percentage of Gross Exposure	29.23%	25.67%
Credit Loss Allowance (in Brazil Real)	R$ (88,620)	R$ (58,473)
Percentage of Credit Loss Allowance	11.11%	15.70%
Coverage Ratio (%)	3.38%	3.35%
Credit card [Member] | 5% = PD = 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 2,619,874	R$ 1,720,419
Percentage of Gross Exposure	29.19%	25.32%
Credit Loss Allowance (in Brazil Real)	R$ (88,432)	R$ (57,372)
Percentage of Credit Loss Allowance	11.09%	15.40%
Coverage Ratio (%)	3.38%	3.33%
Credit card [Member] | 5% = PD = 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 3,944	R$ 23,739
Percentage of Gross Exposure	0.04%	0.35%
Credit Loss Allowance (in Brazil Real)	R$ (188)	R$ (1,101)
Percentage of Credit Loss Allowance	0.02%	0.30%
Coverage Ratio (%)	4.77%	4.64%
Credit card [Member] | PD > 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,772,615	R$ 1,028,818
Percentage of Gross Exposure	19.75%	15.14%
Credit Loss Allowance (in Brazil Real)	R$ (662,118)	R$ (274,669)
Percentage of Credit Loss Allowance	83.02%	73.74%
Coverage Ratio (%)	37.35%	26.70%
Credit card [Member] | PD > 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 635,935	R$ 435,109
Percentage of Gross Exposure	7.09%	6.40%
Credit Loss Allowance (in Brazil Real)	R$ (72,058)	R$ (49,780)
Percentage of Credit Loss Allowance	9.03%	13.36%
Coverage Ratio (%)	11.33%	11.44%
Credit card [Member] | PD > 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 725,558	R$ 489,029
Percentage of Gross Exposure	8.08%	7.20%
Credit Loss Allowance (in Brazil Real)	R$ (258,426)	R$ (140,005)
Percentage of Credit Loss Allowance	32.40%	37.59%
Coverage Ratio (%)	35.62%	28.63%
Credit card [Member] | PD > 20% Stage 3 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 411,122	R$ 104,680
Percentage of Gross Exposure	4.58%	1.54%
Credit Loss Allowance (in Brazil Real)	R$ (331,634)	R$ (84,884)
Percentage of Credit Loss Allowance	41.58%	22.79%
Coverage Ratio (%)	80.67%	81.09%
Loans to customers [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 21,210,394	R$ 16,234,340
Percentage of Gross Exposure	100.00%	100.00%
Credit Loss Allowance (in Brazil Real)	R$ (3,651,266)	R$ (2,782,279)
Percentage of Credit Loss Allowance	100.00%	100.00%
Coverage Ratio (%)	17.21%	17.14%
Loans to customers [Member] | PD 5% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 11,564,455	R$ 7,527,849
Percentage of Gross Exposure	54.52%	46.37%
Credit Loss Allowance (in Brazil Real)	R$ (29,061)	R$ (33,670)
Percentage of Credit Loss Allowance	0.80%	1.21%
Coverage Ratio (%)	0.25%	0.45%
Loans to customers [Member] | PD 5% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 11,558,971	R$ 7,519,438
Percentage of Gross Exposure	54.50%	46.32%
Credit Loss Allowance (in Brazil Real)	R$ (28,949)	R$ (33,495)
Percentage of Credit Loss Allowance	0.79%	1.20%
Coverage Ratio (%)	0.25%	0.45%
Loans to customers [Member] | PD 5% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 5,484	R$ 8,411
Percentage of Gross Exposure	0.03%	0.05%
Credit Loss Allowance (in Brazil Real)	R$ (112)	R$ (175)
Percentage of Credit Loss Allowance	0.00%	0.01%
Coverage Ratio (%)	2.04%	2.08%
Loans to customers [Member] | 5% = PD = 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 3,427,741	R$ 4,008,363
Percentage of Gross Exposure	16.16%	24.69%
Credit Loss Allowance (in Brazil Real)	R$ (41,518)	R$ (29,736)
Percentage of Credit Loss Allowance	1.14%	1.07%
Coverage Ratio (%)	1.21%	0.74%
Loans to customers [Member] | 5% = PD = 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 3,272,176	R$ 3,928,205
Percentage of Gross Exposure	15.43%	24.20%
Credit Loss Allowance (in Brazil Real)	R$ (26,302)	R$ (23,108)
Percentage of Credit Loss Allowance	0.72%	0.83%
Coverage Ratio (%)	0.80%	0.59%
Loans to customers [Member] | 5% = PD = 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 155,565	R$ 80,158
Percentage of Gross Exposure	0.73%	0.49%
Credit Loss Allowance (in Brazil Real)	R$ (15,216)	R$ (6,628)
Percentage of Credit Loss Allowance	0.42%	0.24%
Coverage Ratio (%)	9.78%	8.27%
Loans to customers [Member] | PD > 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 6,218,198	R$ 4,698,128
Percentage of Gross Exposure	29.32%	28.94%
Credit Loss Allowance (in Brazil Real)	R$ (3,580,687)	R$ (2,718,873)
Percentage of Credit Loss Allowance	98.07%	97.72%
Coverage Ratio (%)	57.58%	57.87%
Loans to customers [Member] | PD > 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 979,956	R$ 770,746
Percentage of Gross Exposure	4.62%	4.75%
Credit Loss Allowance (in Brazil Real)	R$ (82,205)	R$ (72,720)
Percentage of Credit Loss Allowance	2.25%	2.61%
Coverage Ratio (%)	8.39%	9.44%
Loans to customers [Member] | PD > 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,515,237	R$ 1,166,625
Percentage of Gross Exposure	7.14%	7.19%
Credit Loss Allowance (in Brazil Real)	R$ (767,076)	R$ (541,042)
Percentage of Credit Loss Allowance	21.01%	19.45%
Coverage Ratio (%)	50.62%	46.38%
Loans to customers [Member] | PD > 20% Stage 3 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 3,723,005	R$ 2,760,757
Percentage of Gross Exposure	17.55%	17.00%
Credit Loss Allowance (in Brazil Real)	R$ (2,731,406)	R$ (2,105,111)
Percentage of Credit Loss Allowance	74.81%	75.66%
Coverage Ratio (%)	73.37%	76.25%
Prepayment of receivables [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,756,462	R$ 1,039,452
Percentage of Gross Exposure	100.00%	100.00%
Credit Loss Allowance (in Brazil Real)	R$ (1,243)	R$ (608)
Percentage of Credit Loss Allowance	100.00%	100.00%
Coverage Ratio (%)	0.07%	0.06%
Prepayment of receivables [Member] | PD 5% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,754,832	R$ 1,039,220
Percentage of Gross Exposure	99.91%	99.98%
Credit Loss Allowance (in Brazil Real)	R$ (428)	R$ (492)
Percentage of Credit Loss Allowance	34.43%	80.92%
Coverage Ratio (%)	0.02%	0.05%
Prepayment of receivables [Member] | PD 5% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,752,919	R$ 1,029,909
Percentage of Gross Exposure	99.80%	99.08%
Credit Loss Allowance (in Brazil Real)	R$ (424)	R$ (471)
Percentage of Credit Loss Allowance	34.11%	77.47%
Coverage Ratio (%)	0.02%	0.05%
Prepayment of receivables [Member] | PD 5% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,913	R$ 9,311
Percentage of Gross Exposure	0.11%	0.90%
Credit Loss Allowance (in Brazil Real)	R$ (4)	R$ (21)
Percentage of Credit Loss Allowance	0.32%	3.45%
Coverage Ratio (%)	0.21%	0.23%
Prepayment of receivables [Member] | PD > 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,630	R$ 232
Percentage of Gross Exposure	0.09%	0.02%
Credit Loss Allowance (in Brazil Real)	R$ (815)	R$ (116)
Percentage of Credit Loss Allowance	65.57%	19.08%
Coverage Ratio (%)	50.00%	50.00%
Prepayment of receivables [Member] | PD > 20% Stage 3 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,630	R$ 232
Percentage of Gross Exposure	0.09%	0.02%
Credit Loss Allowance (in Brazil Real)	R$ (815)	R$ (116)
Percentage of Credit Loss Allowance	65.57%	19.08%
Coverage Ratio (%)	50.00%	50.00%